Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 3,041,160	¥ 2,637,757
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,673,102	2,297,499
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	318,749	300,337
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	14,584	15,914
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	33,847	22,969
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	878	1,039
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	15,891	14,874
Fair value of derivative payables	[2]	16,267	14,918
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	10,830	8,668
Fair value of derivative payables	[2]	10,910	8,712
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,534	5,612
Fair value of derivative payables	[2]	4,813	5,582
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	261	340
Fair value of derivative payables	[2]	313	394
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	245	214
Fair value of derivative payables	[2]	210	180
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	21	40
Fair value of derivative payables	[2]	¥ 21	¥ 50

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.